Derivative warrant liabilities (Details 1) - Derivative Warrant Liabilities [Member] - $ / shares	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Share price	$ 0.34		$ 0.48
Dividend yield	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.91%	3.32%
Expected volatility	55.00%	55.00%
Remaining term (in years)	8 months 12 days	10 months 24 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.66%	3.44%
Expected volatility	57.00%	60.00%
Remaining term (in years)	4 years 2 months 12 days	4 years 4 months 24 days